COMMITMENTS AND CONTINGENCIES (Details Narrative) - Ministry of Finance, India [Member] - USD ($)	1 Months Ended
	Jan. 31, 2021	Dec. 31, 2020	Mar. 22, 2014
Operating Loss Carryforwards [Line Items]
Tax and penalty amount payable		$ 0
Gratuity outstanding		$ 23,971
Payments to gratuity	$ 13,816
Guarantee provided prior to acquisition			$ 165,813
Subsequent Event [Member]
Operating Loss Carryforwards [Line Items]
Payments to gratuity	$ 13,816